Note 17 - Income Taxes (Details) - Components of Deferred Income Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Assets
Accruals not currently deductible	$ 4,312	$ 4,355
Accumulated net operating losses	27,486	36,194
Corporate minimum taxes	1,535	1,391
Difference between tax and accounting basis of capital assets	9,005	12,716
Writedown of assets not currently deductible	1,003	1,119
Research and development and other tax credits and expenses	5,091	5,266
Other timing differences	76	419
Total deferred income tax assets	48,508	61,460
Liabilities
Difference between tax and accounting basis of intangible assets	(12,975)	(7,968)
Uncertain tax positions incurred in loss years	(727)	(915)
Total deferred income tax liabilities	(13,702)	(8,883)
Net deferred income taxes	34,806	52,577
Valuation allowance	(15,492)	(21,274)
Net deferred income taxes, net of valuation allowance	19,314	31,303
Deferred income tax assets – current	13,508	12,978
Deferred income tax assets – non-current	19,628	23,945
Deferred income tax liabilities – non-current	$ (13,822)	$ (5,620)